Loss Per Share (EPS) (Tables)	6 Months Ended
Jun. 30, 2024
Loss Per Share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	For the three months ended		For the six months ended
	June 30		June 30
	2024	2023	2024	2023
As at June 30, after conversion and share split
Outstanding common shares at period-end	34,373,015	28,661,985	34,373,015	28,661,985
Weighted average number of common shares outstanding	30,744,220	28,608,413	29,706,019	27,250,102
Number of shares resulting of the exercise of outstanding warrants	1,946,981	2,439,500	1,946,981	2,439,500

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the three months ended		For the six months ended
	June 30		June 30
	2024	2023	2024	2023
Loss of year attributable to equity holders (in EUR)	(13,124,000)	(12,797,000)	(25,030,000)	(24,707,000)
Weighted average number of common shares outstanding (in units)	30,744,220	28,608,413	29,706,019	27,250,102
Basic earnings per share in EUR (EUR/unit)	(0.428)	(0.447)	(0.843)	(0.907)
Diluted earnings per share in EUR (EUR/unit)	(0.428)	(0.447)	(0.843)	(0.907)